COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Purchase orders and contracts
Commitments and Contingencies
Capital commitments	$ 8,560,000	$ 49,050,000
Severance payments
Commitments and Contingencies
Financial effect	$ 3,220,000	$ 3,000,000